Financial Risk Management - Sensitivity to Changes In Fair Value From Short-term Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Impact on loss before tax, increase	$ 25
Impact on loss before tax, decrease	$ 25